Subsequent Events (Details) - Fortissimo Capital Fund VI, L.P.	Apr. 08, 2025 USD ($) shares
Subsequent Event [Line Items]
Sale of Stock, Consideration Received on Transaction | $	$ 120,000,000
Sale of Stock, Number of Shares Issued in Transaction | shares	11,650,485